Organization and principal activities (Details)	12 Months Ended
Dec. 31, 2017
China DRTV, Inc. (“China DRTV”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Mar. 04, 2004
Place of incorporation	BVI
Smooth Profit Limited (“Smooth Profit”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Sep. 18, 2007
Place of incorporation	BVI
MK AND T Communications Limited (“MK AND T”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct. 27, 1998
Place of incorporation	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct. 29, 2007
Place of incorporation	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 19, 2004
Place of incorporation	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 23, 2004
Place of incorporation	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 23, 2004
Place of incorporation	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug. 27, 2004
Place of incorporation	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct. 20, 2004
Place of incorporation	PRC
YiyangYukang Communication Equipment Co., Ltd. (“YiyangYukang”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Nov. 29, 2005
Place of incorporation	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)
Organization And Principal Activities [Line Items]
Percentage of ownership	51.00%
Date of incorporation	Jun. 16, 2006
Place of incorporation	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Sep. 26, 2006
Place of incorporation	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jan. 22, 2007
Place of incorporation	PRC
ZhongshanMeijin Digital Technology Co., Ltd. (“ZhongshanMeijin”)
Organization And Principal Activities [Line Items]
Percentage of ownership	75.00%
Date of incorporation	Feb. 13, 2007
Place of incorporation	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Dec. 13, 2007
Place of incorporation	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)
Organization And Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jan. 29, 2010
Place of incorporation	PRC